Share-based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Summary of Share Activity Under the Plan
Share activity under the Plan for the years ended March 31, 2024 and December 31, 2023, respectively, was as follows:

Number of Shares
Unvested, December 31, 2023	564,272
Vested	(207,752)
Forfeited	(1,302)

Unvested, March 31, 2024	355,218

Share activity under the Plan for the years ended December 31, 2023 and 2022, respectively, was as follows:

Number of Shares
Unvested, December 31, 2021	5,676,896
Vested	(2,861,623)
Forfeited	—

Unvested, December 31, 2022	2,815,273
Vested	(2,113,766)
Forfeited	(137,235)

Unvested, December 31, 2023	564,272